Income Tax (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax [Abstract]
Schedule of Income Tax recorded in Income

The income tax recorded in income for the years ended December 31, 2023, 2022 and 2021, is as follows:

	2023	2022	2021
Loss before income tax	(244,304)	(112,430)	(73,864)
Income tax credit at the combined rate of 34%	83,063	38,226	25,114
Adjustments for the demonstration of the effective rate:
Non-deductible expenses	385	(34)	(112)
Presumed income tax calculation effect(i)	-	(200)	(4,230)
Unrecognized tax loss carryforwards and temporary differences(ii)	(97,273)	(44,790)	(28,745)
Deferred tax liability expenses from identifiable assets acquired of businesses	5,072	5,635	3,956
Research and development tax benefit	3,247	-
Other	1,948	(613)	182
Income tax recorded in the income for the year	(3,558)	(1,776)	(3,835)

Current tax	(9,751)	(5,769)	(7,791)
Deferred tax	6,193	3,993	3,956
Effective tax rate	1.46%	1.58%	5.19%

Schedule of Current Tax

Current tax

	As of June 30,
	2024	2023
Loss before income tax	(28,074)	(34,101)
Income tax recorded in the income for the year	(5,129)	(2,154)

Current tax	(7,356)	(4,515)
Deferred tax	2,227	2,361
Effective tax rate	18.26%	6.32%